As filed with the Securities and Exchange Commission on November 14, 2019

Registration Nos. 002-90949

811-04014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 61

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 62

MERIDIAN FUND, INC.®

(Exact name of Registrant as Specified in Charter)

100 Fillmore Street

Suite 325

Denver, CO 80206

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 398-2929

David Corkins

100 Fillmore Street

Suite 325

Denver, CO 80206

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 61 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 61 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 14th day of November, 2019.

MERIDIAN FUND, INC.® (Registrant)

/s/ David Corkins
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 61 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David Corkins David Corkins	President (Principal Executive Officer)	November 14, 2019

/s/ Katie Jones Katie Jones	Chief Financial Officer (Principal Financial Officer) and Treasurer	November 14, 2019

/s/ Guy M. Arnold* Guy M. Arnold	Director	November 14, 2019

/s/ Edward F. Keely* Edward F. Keely	Director	November 14, 2019

/s/ Michael S. Erickson* Michael S. Erickson	Director	November 14, 2019

/s/ John S. Emrich* John S. Emrich	Director	November 14, 2019

/s/ James B. Glavin* James B. Glavin	Director and Chairman of the Board	November 14, 2019

/s/ Michael Stolper* Michael Stolper	Director	November 14, 2019

*By:

* By:	/s/ David Corkins
**Attorney-in-Fact

**

Executed by David Corkins on behalf of each of Michael S. Erickson, John S. Emrich, James B. Glavin, and Michael Stolper pursuant to a Power of Attorney dated October 15, 2013 and incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on October 25, 2013, Accession No, 0001193125-13-413558; on behalf of Edward Keely pursuant to a Power of Attorney dated March 11, 2015 and incorporated by reference to Post-Effective Amendment No. 48 to the

Registration Statement of the Registrant on Form N-1A, filed with the Commission on March 25, 2015, Accession No. 0001193125-15-104900; and on behalf of Guy M. Arnold pursuant to a Power of Attorney dated May 21, 2015 and incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on July 1, 2015, Accession No. 0001193125-15-243017.

SCHEDULE OF EXHIBITS TO FORM N-1A

Meridian Fund, Inc.®

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase